Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS IV
Prospectus Date	rr_ProspectusDate	Sep. 28, 2020
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2021